Convertible Loan - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 04, 2019 USD ($) $ / shares	Mar. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)	May 31, 2022 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Apr. 04, 2022	Apr. 04, 2019 CNY (¥)
Convertible loan interest rate per anum										3.70%	3.70%
Additional consideration exchanged in return for two conversion date extensions					¥ 0
Cash received from Convertible loan						¥ 1,746,200	¥ 1,183,000
Supplemental Agreement
Interest expense on debt		¥ 1,500	¥ 1,500	¥ 3,000
Alibaba Investment Limited | Convertible Loan Agreement
Aggregate principal amount of convertible loan	$ 171.1									$ 171.1			¥ 1,147,000
Conversion price per share | $ / shares	$ 60
Convertible loan interest rate per anum	3.00%											3.00%	3.00%
Accrued interest							92,400				¥ 587,600
Cash received from Convertible loan								$ 171.1	¥ 1,147,000
Convertible loan maturity date	Apr. 04, 2022
Debt Instrument Accrued Interest						¥ 468,400	¥ 35,400		¥ 36,800